PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
PROPERTY AND EQUIPMENT (Details) [Line Items]
Loss Contingency, Damages Paid, Value			$ 3,210
Depreciation	$ 2,903	$ 3,069	$ 11,698	$ 10,475
Minimum [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years		3 years
Maximum [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years		5 years